Macro: 13F report (705) Macro
File: :pipe
Run on April 27, 2007 at 11:55:02 by unnamed.

Reading 705.rep.
Skipping 109-2 portfolio because close date is 04-11-06
Skipping 162 portfolio because close date is 02-06-07
Skipping 163 portfolio because close date is 02-06-07
Skipping 164 portfolio because close date is 02-06-07
Skipping 603 portfolio because close date is 03-31-06
Skipping 132 portfolio because close date is 02-08-07
Skipping 150 portfolio because close date is 02-08-07
Skipping 136 portfolio because close date is 02-08-07
Skipping 101 portfolio because close date is 02-08-07
Skipping 166 portfolio because close date is 02-07-07
Skipping 131 portfolio because close date is 02-09-07
Skipping 153 portfolio because close date is 02-08-07
Skipping 139 portfolio because close date is 02-26-07
Skipping 134 portfolio because close date is 02-26-07
Skipping 158 portfolio because close date is 02-12-07
Skipping 159 portfolio because close date is 02-12-07
Skipping 130 portfolio because close date is 02-13-07
Skipping 145 portfolio because close date is 02-13-07
Skipping 160 portfolio because close date is 02-13-07
Skipping 144 portfolio because close date is 02-13-07
Skipping 105 portfolio because close date is 02-15-07
Skipping 600 portfolio because close date is 02-20-07
Skipping 601 portfolio because close date is 02-20-07
Skipping 602 portfolio because close date is 02-20-07
Skipping 604 portfolio because close date is 02-20-07
Skipping 605 portfolio because close date is 02-20-07
Skipping 606 portfolio because close date is 02-20-07
Skipping 607 portfolio because close date is 02-20-07
Skipping 608 portfolio because close date is 02-20-07
Skipping 609 portfolio because close date is 02-20-07
Skipping 610 portfolio because close date is 02-20-07
Skipping 611 portfolio because close date is 02-20-07
Skipping 612 portfolio because close date is 02-20-07
Skipping 126 portfolio because close date is 02-16-07
Skipping 127 portfolio because close date is 02-16-07
Skipping 128 portfolio because close date is 02-16-07
Skipping 802 portfolio because close date is 02-23-07
Skipping 803 portfolio because close date is 02-23-07
Skipping 151 portfolio because close date is 02-22-07
Skipping 172 portfolio because close date is 02-22-07
Skipping 157 portfolio because close date is 02-22-07
Skipping 140 portfolio because close date is 02-22-07
Skipping 119 portfolio because close date is 02-12-07
Skipping 133 portfolio because close date is 03-14-07
Skipping 148 portfolio because close date is 03-14-07
Skipping 103 portfolio because close date is 03-21-07
Skipping 175 portfolio because close date is 03-19-07
Skipping 165 portfolio because close date is 03-22-07
Skipping 161 portfolio because close date is 03-27-07
Skipping 555 portfolio because start date is 04-10-07
13F report (705) completed with warnings.
13F report (705) Macro completed with warnings.